Annual Fund Operating Expenses - Eaton Vance Emerging Markets Debt Opportunities Fund	Jul. 31, 2021
Class A
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.11%
Class I
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.86%
Class R6
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.81%